REPORTING ENTITY - Sale of BAC Holding - Summary of discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income calculated using the effective interest method
Loan portfolio			$ 17,559,516	$ 11,882,144	$ 12,458,065
Investments in debt securities			1,843,516	909,265	758,033
Total interest income			19,403,032	12,791,409	13,216,098
Deposits
Checking accounts			(159,114)	(62,378)	(112,034)
Savings accounts			(3,555,844)	(875,439)	(1,292,232)
Time deposits			(4,041,474)	(1,700,128)	(2,173,484)
Interest expense on deposits from customers			(7,756,432)	(2,637,945)	(3,577,750)
Financial obligations
Interbank borrowings and overnight funds			(678,114)	(162,455)	(280,387)
Borrowings from banks and others			(887,133)	(401,742)	(468,992)
Bonds issued			(2,092,843)	(1,368,660)	(1,347,378)
Total Financial obligations			(3,907,963)	(2,022,885)	(2,223,895)
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable			(3,120,403)	(3,192,335)	(4,592,127)
Other financial assets			(16,723)	(660)	(16,834)
Recovery of charged-off financial assets			643,978	471,912	328,096
Net impairment loss on financial assets			(2,493,148)	(2,721,083)	(4,280,865)
Net interest income, after loss allowance			5,245,489	5,409,496	3,133,588
Income from commissions and fees			3,874,439	3,795,929	3,447,241
Expenses from commissions and fees			(970,676)	(731,742)	(635,713)
Net income from commissions and fees			2,903,763	3,064,187	2,811,528
Net trading income			1,559,626	922,281	1,288,142
Other expenses			(7,409,783)	(6,790,056)	(6,324,231)
Net income before tax expense			6,274,371	6,364,618	4,841,871
Income tax expense			(224,104)	(528,367)	(483,601)
Net reclassifications of Other Comprehensive Income			(2,752,028)	532,019	(427,893)
Net income from discontinued operations, net of tax			866,166	1,627,312	1,149,812
Net income for the year attributable to:
Owners of the parent			593,990	1,118,556	790,340
Non-controlling interests			272,176	508,756	359,472
Net income from discontinued operations, net of tax			$ 866,166	$ 1,627,312	$ 1,149,812
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").			$ 25.67	$ 50.20	$ 35.47
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").			$ 25.67	$ 50.20	$ 35.47
BAC Holding International Corp
Interest income calculated using the effective interest method
Loan portfolio			$ 1,684,995
Investments in debt securities			164,424
Total interest income			1,849,419
Deposits
Checking accounts			(47,739)
Savings accounts			(53,608)
Time deposits			(324,670)
Interest expense on deposits from customers			(426,017)
Financial obligations
Interbank borrowings and overnight funds			(253)
Borrowings from banks and others			(66,621)
Bonds issued			(61,195)
Total Financial obligations			(128,069)
Net interest income			1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable			(264,926)
Other financial assets			(2,850)
Net impairment loss on financial assets			(267,776)
Net interest income, after loss allowance			1,027,557
Income from commissions and fees			753,523
Expenses from commissions and fees			(30,396)
Net income from commissions and fees			723,127
Net trading income			953
Other income			543,073
Other expenses			(2,633,765)
Net income before tax expense			(339,055)
Income tax expense			(224,104)
Net income (loss) from discontinued operations			(563,159)
Net reclassifications of Other Comprehensive Income			1,429,325
Net income from discontinued operations, net of tax			866,166
Net income for the year attributable to:
Owners of the parent			593,990
Non-controlling interests			272,177
Net income from discontinued operations, net of tax			$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").			$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ 25.67
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Interest income calculated using the effective interest method
Loan portfolio		$ 1,684,995
Investments in debt securities		164,424
Total interest income		1,849,419
Deposits
Checking accounts		(47,739)
Savings accounts		(53,608)
Time deposits		(324,670)
Interest expense on deposits from customers		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)
Borrowings from banks and others		(66,621)
Bonds issued		(61,195)
Total Financial obligations		(128,069)
Net interest income		1,295,333
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable		(264,926)
Other financial assets		(2,850)
Net impairment loss on financial assets		(267,776)
Net interest income, after loss allowance		1,027,557
Income from commissions and fees		753,523
Expenses from commissions and fees		(30,396)
Net income from commissions and fees		723,127
Net trading income		953
Other income		291,413
Other expenses		(1,274,056)
Net income before tax expense		768,994
Income tax expense		(224,104)
Net income (loss) from discontinued operations		544,890
Net reclassifications of Other Comprehensive Income		1,052,622
Net income from discontinued operations, net of tax		1,597,512
Net income for the year attributable to:
Owners of the parent		1,098,073
Non-controlling interests		499,439
Net income from discontinued operations, net of tax		$ 1,597,512
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Interest income calculated using the effective interest method
Loan portfolio				$ 6,233,586	$ 6,488,964
Investments in debt securities				622,523	517,728
Total interest income				6,856,109	7,006,692
Deposits
Checking accounts				(198,878)	(216,100)
Savings accounts				(191,386)	(175,403)
Time deposits				(1,368,614)	(1,489,874)
Interest expense on deposits from customers				(1,758,878)	(1,881,377)
Financial obligations
Interbank borrowings and overnight funds				(23,324)	(3,579)
Borrowings from banks and others				(229,607)	(391,476)
Bonds issued				(246,018)	(184,187)
Total Financial obligations				(498,949)	(579,242)
Net interest income				4,598,282	4,546,073
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable				(1,307,761)	(1,675,097)
Other financial assets				(15,559)	(57,931)
Recovery of charged-off financial assets				9,314
Net impairment loss on financial assets				(1,314,006)	(1,733,028)
Net interest income, after loss allowance				3,284,276	2,813,045
Income from commissions and fees				2,657,273	2,388,658
Expenses from commissions and fees				(110,032)	(106,763)
Net income from commissions and fees				2,547,241	2,281,895
Net trading income				26,435	7,282
Other income	$ 251,660			904,367	859,711
Other expenses	(1,359,709)			(4,606,640)	(4,328,520)
Net income before tax expense	(1,108,049)			2,155,679	1,633,413
Income tax expense				(528,367)	(483,601)
Net income (loss) from discontinued operations	(1,108,049)		$ 796,550	1,118,556	790,340
Net reclassifications of Other Comprehensive Income	376,703		1,429,325
Net income from discontinued operations, net of tax	(731,346)		866,166	1,627,312	1,149,812
Net income for the year attributable to:
Owners of the parent	(504,083)			1,118,556	790,340
Non-controlling interests	(227,262)			508,756	359,472
Net income from discontinued operations, net of tax	$ (731,346)		$ 866,166	$ 1,627,312	$ 1,149,812
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)			$ 50.20	$ 35.47
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)			$ 50.20	$ 35.47